VESSELS UNDER CAPITAL LEASES, NET - Additional Information (Details) - vessel	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Vessels Under Capital Leases [Abstract]
Number of vessels leased out under capital leases to third parties	1	1
Lease term	10 years
Remaining lease term	3 years	4 years